Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and other intangible assets
Goodwill and other intangible assets

15.Goodwill and other intangible assets

		Customer-	Network -
		related	related
		intangible	intangible			Right of way
	Goodwill	assets	assets	Licenses	Software	and use	Total
	$’m	$’m	$’m	$’m	$’m	$’m	$’m
Cost
At January 1, 2024	751.0	898.1	160.7	33.4	21.5	—	1,864.7
Additions during the year	—	—	—	0.2	4.2	0.6	5.0
Disposals	—	(4.5)	(0.2)	—	(9.1)	(0.3)	(14.1)
Disposal of subsidiary	(12.2)	(51.0)	(17.6)	—	(0.1)	—	(80.9)
Exchange differences	(160.8)	(172.3)	(20.8)	(2.7)	(1.1)	—	(357.7)
At December 31, 2024	578.0	670.3	122.1	30.9	15.4	0.3	1,417.0

At January 1, 2025	578.0	670.3	122.1	30.9	15.4	0.3	1,417.0
Additions during the year	—	—	—	—	0.2	—	0.2
Disposals	—	—	—	(2.0)	(2.3)	—	(4.3)
Disposal of subsidiary	(8.3)	(3.5)	—	—	(0.1)	—	(11.9)
Reclassified to assets held for sale	(378.6)	(430.3)	(54.3)	(0.2)	3.9	(0.3)	(859.8)
Exchange differences	71.6	82.9	15.4	3.6	(0.2)	—	173.3
At December 31, 2025	262.7	319.4	83.2	32.3	16.9	—	714.5

Accumulated amortization and impairment
At January 1, 2024	131.7	133.4	25.7	15.6	6.0	—	312.4
Charge for the year	—	32.0	6.4	4.0	4.2	0.2	46.8
Impairment charge for the year(a)	87.9	—	—	0.9	—	—	88.8
Disposals	—	(4.6)	(0.2)	—	(9.1)	(0.1)	(14.0)
Disposal of subsidiary	—	(9.0)	(3.0)	—	(0.1)	—	(12.1)
Exchange differences	(44.8)	(32.6)	(5.4)	(1.3)	2.0	—	(82.1)
At December 31, 2024	174.8	119.2	23.5	19.2	3.0	0.1	339.8

At January 1, 2025	174.8	119.2	23.5	19.2	3.0	0.1	339.8
Charge for the year(b)	—	44.4	5.8	6.1	3.8	—	60.1
Disposals	—	—	—	(2.1)	(2.2)	—	(4.3)
Disposal of subsidiary	—	(1.3)	—	—	(0.1)	—	(1.4)
Reclassified to assets held for sale	(197.3)	(78.8)	(8.6)	(0.2)	12.9	(0.1)	(272.1)
Exchange differences	22.5	14.5	3.0	2.3	(1.5)	—	40.8
At December 31, 2025	—	98.0	23.7	25.3	15.9	—	162.9

Net book value
At December 31, 2024	403.2	551.1	98.6	11.7	12.4	0.2	1,077.2
At December 31, 2025	262.7	221.4	59.5	7.0	1.0	—	551.6
(a)	The carrying amount of the Latam tower businesses group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill. This loss is included in loss from discontinued operations in the consolidated statement of income or loss.
(b)	Included in charge for the year ended December 31, 2025, is an accelerated amortization of $13.8 million on customer-related intangible assets due to our customer Oi Brazil's insolvency proceedings.

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer-related intangible assets represent customer contracts and relationships.

Amortization expense is included in the consolidated statement of loss and other comprehensive income as follows:

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Cost of sales (note 7)	19.9	20.6	26.0
Administrative expenses (note 8)	1.0	1.1	4.4
Discontinued operations	39.2	25.1	20.0
	60.1	46.8	50.4

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

15.1Allocation of goodwill

Management reviews the business performance based on the geographical location of business. It has identified IHS Nigeria Limited, INT Towers Limited, IHS Towers NG Limited, IHS Cameroon S.A., IHS Côte d’Ivoire S.A., IHS Rwanda Limited, IHS Zambia Limited, IHS Kuwait Limited, IHS South Africa Proprietary Limited, the Latam tower businesses and I-Systems as the main CGUs/Group of CGUs relevant for the allocation of goodwill. IHS Kuwait was disposed of in 2024 and IHS Rwanda was disposed of in 2025. During 2023, the three CGUs in Nigeria were grouped together for the purpose of goodwill impairment testing, as this reflects the level at which management reviews performance and manages its operations in the region. This group of CGUs is identified as IHS Nigeria. IHS Nigeria group of CGUs relate to the Nigeria operating segment, IHS Cameroon S.A, IHS Côte d’Ivoire S.A, IHS Zambia Limited, IHS South Africa Proprietary Limited and IHS Rwanda Limited CGUs related to the SSA operating segment, IHS Kuwait Limited CGU related to the MENA operating segment, and the Latam tower businesses group of CGUs and the I-Systems CGU relate to the Latam operating segment. Goodwill is monitored by management at a CGU/group of CGU level as noted above. IHS Kuwait was disposed of in 2024 and IHS Rwanda was disposed of in 2025.

The following is a summary of goodwill allocation for each CGU or group of CGUs.

					Reclassified to
		Derecognitions		Exchange	assets held
	At January 1	through disposals	Impairment	differences	for sale	At December 31
	$'m	$'m	$'m	$'m	$'m	$'m
2025
IHS Nigeria	89.6	—	—	5.9	—	95.5
IHS Cameroon S.A.	40.8	—	—	5.3	—	46.1
IHS Côte d’Ivoire S.A.	20.3	—	—	2.6	—	22.9
IHS Zambia Limited	30.3	—	—	7.7	—	38.0
IHS Rwanda Limited	8.7	(8.3)	—	(0.4)	—	—
IHS South Africa Proprietary Limited	53.1	—	—	7.1	—	60.2
Latam tower businesses	88.8	—	—	11.6	(100.4)	—
I-Systems	71.6	—	—	9.3	(80.9)	—
	403.2	(8.3)	—	49.1	(181.3)	262.7
2024
IHS Nigeria	151.8	—	—	(62.2)	—	89.6
IHS Cameroon S.A.	43.3	—	—	(2.5)	—	40.8
IHS Côte d’Ivoire S.A.	21.5	—	—	(1.2)	—	20.3
IHS Zambia Limited	32.8	—	—	(2.5)	—	30.3
IHS Rwanda Limited	9.5	—	—	(0.8)	—	8.7
IHS Kuwait Limited	12.2	(12.2)	—	—	—	—
IHS South Africa Proprietary Limited	54.4	—	—	(1.3)	—	53.1
Latam tower businesses	202.5	—	(87.9)	(25.8)	—	88.8
I-Systems	91.3	—	—	(19.7)	—	71.6
	619.3	(12.2)	(87.9)	(116.0)	—	403.2

The recoverable amount of each CGU or group of CGUs, except for the Latam tower businesses group of CGUs and the I-Systems CGU, was determined based on value in use calculations and exceeded the carrying value of each CGU, resulting in no impairments.The recoverable amount of the Latam tower businesses group of CGUs and the I-Systems CGU was determined based on fair value less costs of disposal.

(a)Recoverable amounts based on value in use

These calculations used pre-tax local currency cash flow projections based on the financial budgets approved by management covering a five-year period. Within the five-year period, revenue growth assumptions are based on past experience and expected future developments in the Group’s CGUs. Cash flows beyond the five-year period were valued using the estimated terminal growth rates stated below.

The key assumptions to which the value in use calculations are most sensitive are as follows:

●	pre-tax weighted average cost of capital;
●	terminal growth rates;
●	revenue growth assumptions (taking into account tenancy ratios), and the direct effect these have on gross profit margins in the five-year forecast period; and
●	gross margin excluding depreciation and amortization.

	Pre-tax weighted average cost	Terminal	Tenancy	Gross margins excluding depreciation &
	of capital	growth rate	ratio(a)	amortization(a)
2025
IHS Nigeria	22.3%	4.0%	4.01x - 6.26x	66.5	% -	82.3%
IHS Cameroon S.A.	18.1%	4.0%	2.88x - 3.43x	55.6	% -	61.1%
IHS Côte d’Ivoire S.A.	10.5%	4.0%	3.86x - 4.53x	53.6	% -	57.8%
IHS Zambia Limited	23.7%	4.0%	3.54x - 4.08x	58.4	% -	69.2%
IHS South Africa Proprietary Limited	14.0%	4.0%	1.80x - 2.59x	77.6	% -	89.5%

2024
IHS Nigeria	30.5%	4.0%	3.98x – 6.13x	45.7	% -	74.7%
IHS Cameroon S.A.	15.4%	4.0%	2.81x – 3.55x	55.1	% -	64.1%
IHS Côte d’Ivoire S.A.	10.6%	4.0%	3.86x – 4.47x	48.1	% -	58.3%
IHS Zambia Limited	23.9%	4.0%	2.84x – 3.73x	54.3	% -	67.8%
IHS Rwanda Limited	17.6%	4.0%	2.06x – 2.91x	70.3	% -	75.0%
IHS South Africa Proprietary Limited	13.3%	4.0%	1.79x – 2.88x	82.1	% -	88.8%

(a)	Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2026 - 2030. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Management has considered and assessed reasonably possible changes for key assumptions on all markets. Any one of the following changes in assumptions could represent a reasonably possible scenario:

●	1% increase in the pre-tax weighted average cost of capital;
●	1% decrease in the terminal growth rate;
●	50% decrease in tenancy growth; and
●	10% decrease in gross margin excluding depreciation and amortization.

Management has concluded that none of the reasonably possible scenarios listed above could give rise to impairment.

(b)Recoverable amount based on fair values less costs of disposal

The recoverable amounts of the Latam tower businesses group of CGUs and the I-Systems CGU are based on fair value less costs of disposal.

2025

As described in note 32, following the Group’s strategic decision to exit the Latam region, the IHS Latam tower businesses and I-Systems disposal groups were classified as held for sale and the recoverable amount of each of these CGUs was assessed based on fair value less costs of disposal with reference to the agreed sales consideration. Consequently, the goodwill of each CGU was fully impaired. Subsequent to the year end, the Group announced agreements to sell each of these disposal groups.

2024

In the year ended December 31, 2024, fair value less costs of disposal was determined on the basis of the income approach, discounting estimated future net local currency cash flows that reflects current market expectations (Level 3).

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses was most sensitive to were:

●	post-tax weighted average cost of capital;
●	terminal growth rates;
●	revenue growth assumptions (taking into account tenancy growth) and the direct effect these have on gross profit margins in the ten-year forecast period for the Latam tower businesses group of CGUs; and
●	revenue growth assumptions (including homes connected growth) and the direct effect these have on gross profit margins in the ten-year forecast period for the I-Systems CGU.

	Post-tax weighted average cost of capital	Terminal growth rate	Tenancy growth(a)	Homes connected (million)
2024
Latam tower businesses	9.6%	4.7%	5.6%	n.a
I-Systems	9.4%	4.7%	n.a	0.7 – 3.1
(a)	Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2025 - 2034.

An impairment loss of $87.9 million was recognized in the Latam Tower business group of CGUs during the first quarter of 2024. This was mainly due to the restructuring of our customer, Oi Brazil. On April 19, 2024, an Oi Brazil restructuring plan was presented to court in Brazil and was agreed upon by creditors including IHS, in relation to Oi Brazil’s ongoing judicial recovery proceedings. As a result of the agreed upon terms, the carrying amount of the Latam tower businesses group of CGUs has been reduced to its recoverable amount, through the recognition of an impairment loss against goodwill. This loss is included in loss from discontionued operations in the consolidated statement of loss and other comprehensive income. The annual goodwill impairment review did not result in any further losses.

Management has determined the reasonably possible changes in key assumptions as follows:

●	1% increase in the post-tax weighted average cost of capital;
●	1% decrease in the terminal growth rate;
●	15% decrease in tenancy growth; and
●	15% decrease in growth in homes connected.

For the Latam towers business group of CGUs the reasonably possible change scenarios that would individually result in an impairment charge are as follows:

	1% increase	1% decrease	15% decrease
	in post-tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'m	$'m	$'m
2024
Latam Towers business	48.1	—	—

For the I-Systems CGU management concluded that no reasonably possible scenario could give rise to an impairment.